Income Taxes (Details) - Deferred tax - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward		$ 22,000
Capitalized start up/organization costs		43,000
Total deferred tax assets		65,000
Valuation allowance		(65,000)
Operating Loss Carryforwards		100,000
Unrecognized tax position	$ 0	$ 0